Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,342,000
Previously Paid Amount	0.00
Total Fee Amount	1,430.26
Total Offset Amount	0.00
Net Fee	1,430.26
Narrative - Max Aggregate Offering Price	$ 9,342,000
Final Prospectus	true